Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 576	$ 503
Net income/(loss)	397	243
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(8)	6
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Deferred taxation	102	69
Other non cash items	(98)	(16)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	22	7
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(56)	(66)
Inventories	(23)	1
Accounts payable and other current liabilities	51	66
Net cash (used)/generated in investing activities	(381)	(269)
Increase in non-current investments	(84)	(55)
Loans advanced to associates and equity accounted joint ventures	(15)	0
Additions to property, plant and equipment	(312)	(234)
Interest capitalized and paid	(2)	0
Proceeds on sale of mining assets	1	2
Expenditure on intangible assets	(7)	0
Proceeds on sale of investments	56	15
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary disposed	0	(11)
Change in restricted cash	(18)	5
Net cash generated/(used) by financing activities	(113)	(194)
Repayments of debt	(4)	(152)
Issuance of stock	0	1
Debt issue costs	(8)	0
Dividends (Paid)/Received	(101)	(43)
Net increase/(decrease) in cash and cash equivalents	82	40
Effect of exchange rate changes on cash	22	(7)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - March 31,	1,216	619
Cash and cash equivalents - January 1, 2011	1,112
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	108	272
Net income/(loss)	384	237
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	(13)
Depreciation, depletion and amortization	80	94
Impairment of assets	0	1
Deferred taxation	5	56
Other non cash items	(404)	(165)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	20	2
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	39	75
Receivables	(18)	(3)
Inventories	(8)	3
Accounts payable and other current liabilities	5	(15)
Net cash (used)/generated in investing activities	(108)	(85)
Increase in non-current investments	0	0
Loans advanced to associates and equity accounted joint ventures	0
Additions to property, plant and equipment	(103)	(95)
Interest capitalized and paid	0
Proceeds on sale of mining assets	0	1
Expenditure on intangible assets	(5)
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		9
Loans receivable advanced	0
Cash of subsidiary disposed	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	(111)	(154)
Repayments of debt	0	(99)
Issuance of stock	0	1
Share issue expenses		0
Debt issue costs	0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	(111)	(56)
Net increase/(decrease) in cash and cash equivalents	(111)	33
Effect of exchange rate changes on cash	18	(4)
Cash and cash equivalents - January 1,	388	152
Cash and cash equivalents - March 31,	295	181
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(38)	41
Net income/(loss)	165	83
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	9	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(190)	(113)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(35)	57
Receivables	(1)	0
Inventories	0	0
Accounts payable and other current liabilities	14	14
Net cash (used)/generated in investing activities	(21)	(19)
Increase in non-current investments	(41)	(19)
Loans advanced to associates and equity accounted joint ventures	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	20	0
Proceeds on disposal of subsidiary		0
Loans receivable advanced	0
Cash of subsidiary disposed	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	122	20
Repayments of debt	0	(50)
Issuance of stock	77	40
Share issue expenses		0
Debt issue costs	0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	45	30
Net increase/(decrease) in cash and cash equivalents	63	42
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	458	114
Cash and cash equivalents - March 31,	521	156
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	526	216
Net income/(loss)	321	179
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	24	8
Depreciation, depletion and amortization	109	98
Impairment of assets	0	0
Deferred taxation	97	13
Other non cash items	(3)	43
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	2	5
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(4)	(132)
Receivables	(37)	(63)
Inventories	(15)	(2)
Accounts payable and other current liabilities	32	67
Net cash (used)/generated in investing activities	(252)	(165)
Increase in non-current investments	(43)	(36)
Loans advanced to associates and equity accounted joint ventures	(15)
Additions to property, plant and equipment	(209)	(139)
Interest capitalized and paid	(2)
Proceeds on sale of mining assets	1	1
Expenditure on intangible assets	(2)
Proceeds on sale of investments	36	15
Proceeds on disposal of subsidiary		0
Loans receivable advanced	0
Cash of subsidiary disposed	0	(11)
Change in restricted cash	(18)	5
Net cash generated/(used) by financing activities	(144)	(86)
Repayments of debt	(4)	(3)
Issuance of stock	(77)	(40)
Share issue expenses		0
Debt issue costs	(8)
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	(55)	(43)
Net increase/(decrease) in cash and cash equivalents	130	(35)
Effect of exchange rate changes on cash	4	(3)
Cash and cash equivalents - January 1,	266	320
Cash and cash equivalents - March 31,	400	282
Cash and cash equivalents - January 1, 2011			320
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(20)	(26)
Net income/(loss)	(473)	(256)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(46)	11
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	499	219
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Loans advanced to associates and equity accounted joint ventures	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		0
Loans receivable advanced	0
Cash of subsidiary disposed	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	20	26
Repayments of debt	0	0
Issuance of stock	0	0
Share issue expenses		0
Debt issue costs	0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	20	26
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - March 31,	$ 0	$ 0